Share-based compensation - Schedule of Assumptions Used to Estimate Fair Values of Share Options Granted (Details) - ¥ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-based compensation
Dividend yield	0.00%	0.00%	0.00%
Share Options
Share-based compensation
Risk-free interest rate, minimum	3.45%	1.87%	0.94%
Risk-free interest rate, maximum		3.75%	1.70%
Expected volatility, minimum	56.55%	55.99%	47.45%
Expected volatility, maximum		56.79%	56.62%
Weighted average expected volatility	56.55%	56.15%	50.26%
Maximum | Share Options
Share-based compensation
Expected exercise multiple		¥ 2.8	¥ 2.8
Minimum | Share Options
Share-based compensation
Expected exercise multiple	¥ 2.5	¥ 2.2	¥ 2.2